BALANCE SHEET COMPONENTS (Tables) - Notable Labs Inc [Member]	9 Months Ended
Sep. 30, 2023
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

The following table presents the components of prepaid expenses and other current assets as of September 30, 2023 and December 31, 2022 (in thousands):

	September 30,	December 31,
	2023	2022
Accounts receivable	$5	$8
Employee retention credit	572	1,237
Prepaid expenses	168	119
Prepaid benefits	25	37
Prepaid clinical expenses	6	6
Total prepaid expenses and other current assets	$776	$1,407

SCHEDULE OF PROPERTY AND EQUIPMENT

The following table presents the components of property and equipment, net, as of September 30, 2023 and December 31, 2022 (in thousands):

	September 30,	December 31,
	2023	2022
Computer equipment	$183	$171
Laboratory equipment	1,977	1,950
Furniture and office equipment	29	29
Leasehold improvements	73	73
	2,262	2,223
Less: accumulated depreciation	(1,933)	(1,781)
Total property and equipment, net	$329	$442

SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The following table presents the components of accrued expenses and other current liabilities as of September 30, 2023 and December 31, 2022 (in thousands):

	September 30,	December 31,
	2023	2022
Accrued expenses	$742	651
Accrued employee expenses	6	10
Accrued bonuses	152	239
Total accrued expenses and other current liabilities	$900	$900